Commitments and Contingencies - Future Minimum Rentals Due Under Non-Cancelable Leases (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Commitments And Contingencies Disclosure [Abstract]
2015	$ 3,500
2016	3,336
2017	5,864
2018	5,023
2019	5,885
Thereafter	41,998
Total	$ 65,606